SEC Registration Nos.
Nos. 811-06563 and 33-45829

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 38            XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No.38                         XX

Calvert World Values Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
 Bethesda, Maryland 20814
 (Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE

This post-effective amendment consists of the following:

  N-1A Facing Page
  Part C of the Registration Statement (including signature page)
  Exhibits (as indicated below)

This post-effective amendment is being filed solely for the purpose of filing certain exhibits to the Registration Statement relating to the proposed Calvert Emerging Markets Equity Fund (the “Fund”).  Parts A and B are incorporated by reference to post-effective amendment No. 37 to this Registration Statement, as filed on July 12, 2012, which relates to the Fund.

PART C. OTHER INFORMATION

Item 28.      Exhibits

(a)	Articles of Incorporation incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

(b)	By-Laws incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

(c)	Instruments Defining Rights of Security Holders (not applicable).

(d)(1)

Investment Advisory Agreement (CAMCO) incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001. Addendum to Investment Advisory Agreement (International Opportunities Fund) incorporated by reference to Registrant's Post-Effective Amendment No. 21, May 30, 2007, accession number 0000884110-07-000010.  Addendum to Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 34, May 25, 2011, accession number 0000884110-11-000028. Amendment to Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 35, January 30, 2012, accession number 0000884110-12-000002. Amendment to Investment Advisory Fee Schedule, incorporated by reference to Registrant's Post-Effective Amendment No. 35, January 30, 2012, accession number 0000884110-12-000002. Addendum to Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 35, January 30, 2012, accession number 0000884110-12-000002. Addendum to Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 37, July 12, 2012, accession number 0000884110-12-000014. Addendum to Schedule A of Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 37, July 12, 2012, accession number 0000884110-12-000014.

(d)(2)

Investment Sub-Advisory Agreement (New Amsterdam Partners) incorporated by reference to Registrant's Post-Effective Amendment No. 19, January 30, 2006, accession number 0000884110-06-000002. Amendment to Sub-Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 35, January 30, 2012, accession number 0000884110-12-000002.

(d)(3)	Investment Sub-Advisory Agreement (ARI), incorporated by reference to Registrant's Post-Effective Amendment No. 35, January 30, 2012, accession number 0000884110-12-000002.

(d)(4)

Investment Sub-Advisory Agreement (Martin Currie), incorporated by reference to Registrant's Post-Effective Amendment No. 27, February 1, 2010, accession number 0000884110-10-000001. Amendment to Sub-Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 35, January 30, 2012, accession number 0000884110-12-000002.

(d)(5)

Investment Sub-Advisory Agreement (Thornburg), incorporated by reference to Registrant's Post-Effective Amendment No. 27, February 1, 2010, accession number 0000884110-10-000001. Amendment to Sub-Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 35, January 30, 2012, accession number 0000884110-12-000002.

(d)(6)	Investment Sub-Advisory Agreement (Trilogy), incorporated by reference to Registrant's Post-Effective Amendment No. 35, January 30, 2012, accession number 0000884110-12-000002.

(d)(7)	Investment Sub-Advisory Agreement (Hermes), filed herewith.

(e)

Underwriting (Distribution) Agreement with Schedules I, II and III, incorporated by reference to Registrant’s Post-Effective Amendment No. 34, May 25, 2011, accession number 0000884110-11-000028. Addendum to Schedules II and III of Underwriting (Distribution) Agreement, filed herewith.

(f)	Deferred Compensation Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

(g)

Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 14, January 31, 2001, accession number 0000884110-01-000001. Amended Schedule to Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 21, February 9, 2007, accession number 0000884110-07-000004.

(h)(1)

Amended Master Transfer Agency and Service Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 21, May 30, 2007, accession number 0000884110-07-000010. Form of Amended Schedule A to the Amended Master Transfer Agency and Service Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 21, May 30, 2007, accession number 0000884110-07-000010.

(h)(2)

Servicing Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 19, January 30, 2006, accession number 0000884110-06-000002.  Amended Servicing Agreement Schedule A incorporated by reference to Registrant's Post-Effective Amendment No. 20, January 31, 2007, accession number 0000884110-07-000001. Amended Schedule to Servicing Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 21, February 9, 2007, accession number 0000884110-07-000004.

(h)(3)

Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001. Revised and Restated Schedule A to the Administrative Services Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 37, July 12, 2012, accession number 0000884110-12-000014.

(h)(4)	Research Agreement with Consultant Stephen H. Moody, incorporated by reference to Registrant's Post-Effective Amendment No. 28, January 31, 2011, accession number 0000884110-11-000002.

(h)(5)	Research Agreement with Consultant Norris A. Dodson IV, incorporated by reference to Registrant's Post-Effective Amendment No. 28, January 31, 2011, accession number 0000884110-11-000002.

(i)	Opinion and Consent of Counsel, filed herewith.

(j)	Consent of Independent Auditors, (not applicable).

(k)	Omitted Financial Statements (not applicable).

(l)	Initial Capital Agreements (not applicable).

(m)

Plan of Distribution for Class A incorporated by reference to Registrant's Post-Effective Amendment No. 19, January 30, 2006, accession number 0000884110-06-000002.  Plan Schedule A for Class A incorporated by reference to Registrant's Post-Effective Amendment No. 19, January 30, 2006, accession number 0000884110-06-000002. Amended Schedules to Plans of Distribution incorporated by reference to Registrant's Post-Effective Amendment No. 21, February 9, 2007, accession number 0000884110-07-000004.  Addendum to Plan of Distribution for Class A (Capital Accumulation), incorporated by reference to Registrant's Post-Effective Amendment No. 28, January 31, 2011, accession number 0000884110-11-000002. Amended Schedules to Plans of Distribution (Class A and Class C), incorporated by reference to Registrant's Post-Effective Amendment No. 37, July 12, 2012, accession number 0000884110-12-000014.

(n)

Amended and Restated Rule 18f-3 Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 35, January 30, 2012, accession number 0000884110-12-000002. Amendment to 18f-3 Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 37, July 12, 2012, accession number 0000884110-12-000014.

(o)	Power of Attorney Forms, incorporated by reference to Registrant's Post-Effective Amendment No. 35, January 30, 2012, accession number 0000884110-12-000002.

(p)(1)	Code of Ethics for Advisor (CAMCO) incorporated by reference to Registrant's Post-Effective Amendment No. 22, January 31, 2008, accession number 0000884110-08-000001.

(p)(2)	Code of Ethics for Sub-Adviser (New Amsterdam), incorporated by reference to Registrant's Post-Effective Amendment No. 28, January 31, 2011, accession number 0000884110-11-000002.

(p)(3)	Code of Ethics for Sub-Adviser (ARI), incorporated by reference to Registrant's Post-Effective Amendment No. 35, January 30, 2012, accession number 0000884110-12-000002.

(p)(4)	Code of Ethics for Sub-Adviser (Martin Currie), incorporated by reference to Registrant's Post-Effective Amendment No. 28, January 31, 2011, accession number 0000884110-11-000002.

(p)(5)	Code of Ethics for Sub-Adviser (Thornburg), incorporated by reference to Registrant's Post-Effective Amendment No. 28, January 31, 2011, accession number 0000884110-11-000002.

(p)(6)	Code of Ethics for Sub-Adviser (Trilogy), incorporated by reference to Registrant's Post-Effective Amendment No. 35, January 30, 2012, accession number 0000884110-12-000002.

(p)(7)	Code of Ethics for Sub-Adviser (Hermes), filed herewith.

Item 29.     Persons Controlled by or Under Common Control With Registrant

                    Not applicable.

Item 30.     Indemnification

Registrant's By-Laws, Item 28(b) of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 31. Business and Other Connections of Investment Adviser

Name	Name of Company, Principal Business and Address	Capacity
Barbara J. Krumsiek

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer, Trustee/ Director

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

Ronald M. Wolfsheimer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

William M. Tartikoff

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Susan Walker Bender
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Ivy Wafford Duke
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Lancelot King
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Jane Maxwell
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Andrew Niebler
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Augusto Macedo
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Catherine Roy
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Bennett Freeman
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Stu Dalheim
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Hui Ping Ho

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Patrick Faul
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Natalie Trunow	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

James McGlynn
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

John Nichols
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Michael Abramo	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Matthew Duch	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Thomas Dailey
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Robert Enderson
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Item 32. Principal Underwriters

         (a)     Registrant's principal underwriter underwrites shares of the following investment companies other than Registrant:

First Variable Rate Fund for Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Variable Series, Inc.
Calvert Impact Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.

         (b)     Positions of Underwriter's Officers and Directors

Name and Principal Business Address*	Position(s) and Offices with Underwriter	Position(s) and Offices with Registrant
Barbara J. Krumsiek	Director and President	Trustee and President
Ronald M. Wolfsheimer	Director, Executive Vice President and Chief Financial and Administrative Officer	Treasurer
William M. Tartikoff	Senior Vice President and Secretary	Vice President and Secretary
Alison Smith	Vice President	None
Stan Young	Vice President	None
David Leach	Vice President	None
Robert Enderson	Vice President	None
Christine Teske	Senior Institutional Vice President	None
David Rieben	Vice President	None
Jackie Zelenko	Vice President	None
Matthew Alsted	Vice President	None
Geoffrey Ashton	Senior Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Michael Haire	Regional Vice President	None
Todd Dahlstrom	Regional Vice President	None
Anthony Eames	Senior Regional Vice President	None
Steve Himber	Senior Institutional Vice President	None
Dave Mazza	Vice President, Institutional Sales	None
Ben Ogbogu	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Steve Yoon	Regional Vice President	None
David McClellan	Regional Vice President	None
Pamela Rivers	Regional Vice President	None
Neil Orlofske	Regional Vice President	None
Lenore Reiner	Regional Vice President	None
Susan Walker Bender	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Ivy Wafford Duke	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Lancelot King	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Jane Maxwell	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Andrew Niebler	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Augusto Macedo	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Edith Lillie	Assistant Secretary	Assistant Secretary
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

   (c)      Inapplicable.

Item 33. Location of Accounts and Records

                Ronald M. Wolfsheimer, Treasurer
                and
                William M. Tartikoff, Secretary
                Calvert World Values Fund, Inc.
                4550 Montgomery Avenue, Suite 1000N
                Bethesda, Maryland 20814

Item 34. Management Services

                Not Applicable

Item 35. Undertakings

                Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 29th day of August 2012.

CALVERT WORLD VALUES FUND, INC.

 BY:

___________**_________________
Barbara J. Krumsiek
President and Director

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 29th day of August 2012, by the following persons in the capacities indicated.

Signature	Title
__________**____________ D. WAYNE SILBY	DIRECTOR

__________**____________ JOHN G. GUFFEY, JR.	DIRECTOR

__________**____________ BARBARA J. KRUMSIEK	PRESIDENT AND DIRECTOR

__________**____________ RONALD M. WOLFSHEIMER	TREASURER (PRINCIPAL ACCOUNTING OFFICER)

__________**____________ REBECCA L. ADAMSON	DIRECTOR

__________**____________ RICHARD L. BAIRD, JR	DIRECTOR
.
__________**_____________ JOY V. JONES	DIRECTOR

__________**____________ TERRENCE J. MOLLNER	DIRECTOR

__________**____________ SYDNEY A. MORRIS	DIRECTOR

__________**____________ MILES D. HARPER, III	DIRECTOR

**By: /s/ Lancelot A. King
                 Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Power of Attorney Forms, incorporated by reference to Registrant's Post-Effective Amendment No. 35, January 30, 2012, accession number 0000884110-12-000002.

Calvert World Values Fund, Inc.
Post-Effective Amendment No. 38
Registration No. 033-45829
EXHIBIT INDEX

Exhibit No.	Description

28(d)(7)	Investment Sub-Advisory Agreement (Hermes)
28(i)	Opinion and Consent of Counsel
28(p)(7)	Code of Ethics for Sub-Adviser (Hermes)